UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST
(Exact name of registrant as specified in charter)
P.O. Box 5049
Boston, Massachusetts 02206
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Secretary	Timothy W. Diggins, Esq.
State Street Bank and Trust Company	Ropes & Gray LLP
4 Copley Place, 5th Floor	One International Place
Boston, Massachusetts 02116	Boston, Massachusetts 02110-2624
Registrant’s telephone number, including area code: (617) 662-1742
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.
State Street Equity 500 Index Portfolio
Portfolio of Investments
September 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 10.6%
Abercrombie & Fitch Co. Class A	15,846	$623
Amazon.Com, Inc. (a)	64,592	10,145
Apollo Group, Inc. Class A (a)	23,129	1,188
AutoNation, Inc. (a)	9,763	227
AutoZone, Inc. (a)	5,464	1,251
Bed Bath & Beyond, Inc. (a)	49,445	2,146
Best Buy Co., Inc.	64,019	2,614
Big Lots, Inc. (a)	12,727	423
CarMax, Inc. (a)	40,300	1,123
Carnival Corp.	79,250	3,028
CBS Corp. Class B	126,503	2,006
Coach, Inc.	53,128	2,282
Comcast Corp. Class A	513,748	9,289
D.R. Horton, Inc.	52,876	588
Darden Restaurants, Inc.	24,588	1,052
DeVry, Inc.	10,400	512
Direct TV. Class A (a)	158,277	6,589
Discovery Communications, Inc. Class A (a)	50,000	2,177
Eastman Kodak Co. (a)	54,482	229
eBay, Inc. (a)	210,903	5,146
Expedia, Inc.	38,815	1,095
Family Dollar Stores, Inc.	25,558	1,129
Ford Motor Co. (a)	625,298	7,654
Fortune Brands, Inc.	27,245	1,341
GameStop Corp. Class A (a)	26,800	528
Gannett Co., Inc.	42,074	515
Gap, Inc.	77,798	1,450
Genuine Parts Co.	29,509	1,316
Goodyear Tire & Rubber Co. (a)	42,357	455
H&R Block, Inc.	60,415	782
Harley-Davidson, Inc.	42,501	1,209
Harman International Industries, Inc. (a)	12,621	422
Hasbro, Inc.	24,525	1,092
Home Depot, Inc.	301,412	9,549
Host Hotels & Resorts, Inc.	122,521	1,774
International Game Technology	53,619	775
Interpublic Group of Cos., Inc. (a)	83,894	841
JC Penney Co., Inc.	40,010	1,087
Johnson Controls, Inc.	122,386	3,733
Kohl’s Corp. (a)	55,933	2,946
Lennar Corp. Class A	25,931	399
Limited Brands	51,367	1,376
Lowe’s Cos., Inc.	253,262	5,645
Macy’s, Inc.	79,823	1,843
Marriot International, Inc. Class A	52,350	1,876
Mattel, Inc.	67,276	1,578
McDonald’s Corp.	194,425	14,487
McGraw-Hill, Inc.	55,266	1,827
Meredith Corp.	7,889	263
New York Times Co. Class A (a)	22,922	177
Newell Rubbermaid, Inc.	50,693	903
News Corp. Class A	409,009	5,342
NIKE, Inc. Class B	70,852	5,678
Nordstrom, Inc.	29,533	1,099
O’Reilly Automotive, Inc. (a)	24,600	1,309
Office Depot, Inc. (a)	51,256	236
Omnicom Group, Inc.	54,641	2,157
Polo Ralph Lauren Corp.	12,615	1,134
Priceline.com, Inc. (a)	8,890	3,097
Pulte Homes, Inc. (a)	54,705	479
Radioshack Corp.	20,103	429
Ross Stores, Inc.	22,300	1,218
Scripps Networks Interactive, Inc. Class A	17,135	815
Sears Holdings Corp. (a)	8,174	590
Snap-On, Inc.	9,212	428
Stanley Black & Decker, Inc.	30,007	1,839
Staples, Inc.	133,133	2,785
Starbucks Corp.	135,361	3,462
Starwood Hotels & Resorts Worldwide, Inc.	34,447	1,810
Target Corp.	131,816	7,044
Tiffany & Co.	22,880	1,075
Time Warner Cable, Inc.	64,271	3,470
Time Warner, Inc.	203,091	6,225
TJX Cos., Inc.	72,006	3,214
Urban Outfitters, Inc. (a)	23,900	751
V.F. Corp.	16,393	1,328
Viacom, Inc. Class B	110,622	4,003
Walt Disney Co.	349,345	11,567
Washington Post Co. Class B	960	383
Whirlpool Corp.	13,661	1,106
Wyndham Worldwide Corp.	29,699	816
Wynn Resorts, Ltd.	13,800	1,197
Yum! Brands, Inc.	85,492	3,938

		202,729

Consumer Staples — 11.0%
Altria Group, Inc.	377,099	9,058
Archer-Daniels-Midland Co.	117,224	3,742
Avon Products, Inc.	78,360	2,516
Brown-Forman Corp. Class B	18,655	1,150
Campbell Soup Co.	34,065	1,218
Clorox Co.	26,543	1,772
Coca-Cola Co.	419,011	24,520
Coca-Cola Enterprises, Inc.	60,601	1,879
Colgate-Palmolive Co.	89,501	6,879
ConAgra Foods, Inc.	82,675	1,814
Constellation Brands, Inc. Class A (a)	37,426	662
Costco Wholesale Corp.	79,889	5,152
CVS Caremark Corp.	245,532	7,727
Dean Foods Co. (a)	33,458	342
Dr Pepper Snapple Group, Inc.	42,300	1,502
Estee Lauder Cos., Inc. Class A	20,952	1,325
General Mills, Inc.	115,664	4,226
H.J. Heinz Co.	58,869	2,789
Hormel Foods Corp.	13,400	598
Kellogg Co.	47,635	2,406

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Kimberly-Clark Corp.	75,700	$4,924
Kraft Foods, Inc. Class A	319,709	9,866
Kroger Co.	118,976	2,577
Lorillard, Inc.	28,361	2,278
McCormick & Co., Inc.	23,953	1,007
Molson Coors Brewing Co., Class B	28,262	1,335
PepsiCo, Inc.	290,554	19,304
Philip Morris International, Inc.	332,299	18,615
Procter & Gamble Co.	515,119	30,892
Reynolds American, Inc.	31,187	1,852
Safeway, Inc.	71,864	1,521
Sara Lee Corp.	116,034	1,558
SuperValu, Inc.	34,848	402
Sysco Corp.	108,009	3,080
The Hershey Company	27,282	1,298
The J.M. Smucker Co.	22,660	1,372
Tyson Foods, Inc., Class A	51,235	821
Wal-Mart Stores, Inc.	365,302	19,551
Walgreen Co.	178,918	5,994
Whole Foods Market, Inc. (a)	25,533	947

		210,471

Energy — 10.7%
Anadarko Petroleum Corp.	89,626	5,113
Apache Corp.	66,225	6,474
Baker Hughes, Inc.	78,273	3,334
Cabot Oil & Gas Corp.	17,300	521
Cameron International Corp. (a)	45,100	1,937
Chesapeake Energy Corp.	121,182	2,745
Chevron Corp. (b)	364,846	29,571
ConocoPhillips	268,830	15,439
Consol Energy, Inc.	42,573	1,573
Denbury Resources, Inc. (a)	69,800	1,109
Devon Energy Corp.	78,451	5,079
Diamond Offshore Drilling, Inc.	13,500	915
El Paso Corp.	131,592	1,629
EOG Resources, Inc.	45,917	4,269
EQT Corp.	26,800	966
ExxonMobil Corp. (b)	924,547	57,128
FMC Technologies, Inc. (a)	23,000	1,571
Halliburton Co.	164,634	5,444
Helmerich & Payne, Inc.	18,600	753
Hess Corp.	53,201	3,145
Marathon Oil Corp.	128,777	4,262
Massey Energy Co.	20,400	633
Murphy Oil Corp.	33,441	2,071
Nabors Industries, Ltd. (a)	48,204	871
National Oilwell Varco, Inc.	76,457	3,400
Noble Energy, Inc.	32,610	2,449
Occidental Petroleum Corp.	148,744	11,647
Peabody Energy Corp.	50,124	2,457
Pioneer Natural Resources Co.	21,400	1,392
QEP Resources, Inc.	32,768	988
Range Resources Corp.	28,700	1,094
Rowan Cos., Inc. (a)	19,620	596
Schlumberger, Ltd.	249,558	15,375
Southwestern Energy Co. (a)	63,200	2,113
Spectra Energy Corp.	120,698	2,722
Sunoco, Inc.	20,384	744
Tesoro Corp.	26,365	352
Valero Energy Corp.	106,209	1,860
Williams Cos., Inc.	102,568	1,960

		205,701

Financials — 15.8%
ACE Ltd.	60,500	3,524
AFLAC, Inc.	85,390	4,415
Allstate Corp.	98,006	3,092
American Express Co.	191,164	8,035
American International Group, Inc. (a)	24,133	944
Ameriprise Financial, Inc.	47,007	2,225
AON Corp.	49,047	1,918
Apartment Investment & Management Co. Class A	21,052	450
Assurant, Inc.	20,831	848
AvalonBay Communities, Inc.	15,598	1,621
Bank of America Corp.	1,820,171	23,862
Bank of New York Mellon Corp.	219,285	5,730
BB&T Corp.	125,770	3,029
Berkshire Hathaway, Inc. Class B (a)	313,803	25,945
Boston Properties, Inc.	25,467	2,117
Capital One Financial Corp.	82,963	3,281
CB Richard Ellis Group, Inc. Class A (a)	47,275	864
Charles Schwab Corp.	178,593	2,482
Chubb Corp.	56,475	3,218
Cincinnati Financial Corp.	27,114	782
Citigroup, Inc. (a)(b)	4,339,302	16,923
CME Group, Inc.	12,091	3,149
Comerica, Inc.	33,344	1,239
Developers Diversified Realty Corp.	1,532	17
Discover Financial Services	100,705	1,680
E*Trade Financial Corp. (a)	39,731	578
Equity Residential	51,657	2,457
Federated Investors, Inc. Class B	14,870	338
Fifth Third Bancorp	149,116	1,794
First Horizon National Corp. (a)	45,236	516
Franklin Resources, Inc.	27,180	2,906
Genworth Financial, Inc. Class A (a)	83,951	1,026
Goldman Sachs Group, Inc.	93,434	13,509
Hartford Financial Services Group, Inc.	78,297	1,797
HCP, Inc.	55,100	1,982
Health Care REIT, Inc.	20,800	985
Hudson City Bancorp, Inc.	96,192	1,179
Huntington Bancshares, Inc.	118,556	672
IntercontinentalExchange, Inc. (a)	13,780	1,443
Invesco Ltd.	84,800	1,800
J.P. Morgan Chase & Co.	719,415	27,388

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
Janus Capital Group, Inc.	36,007	$394
KeyCorp	155,975	1,242
Kimco Realty Corp.	71,369	1,124
Legg Mason, Inc.	26,842	814
Leucadia National Corp. (a)	35,436	837
Lincoln National Corp.	57,892	1,385
Loews Corp.	56,731	2,150
M & T Bank Corp.	15,837	1,296
Marsh & McLennan Cos., Inc.	100,253	2,418
Marshall & Ilsley Corp.	86,593	610
Mastercard, Inc. Class A	17,600	3,942
MetLife, Inc.	165,596	6,367
Moody’s Corp.	34,766	868
Morgan Stanley	253,530	6,257
NASDAQ OMX Group, Inc. (a)	28,600	556
Northern Trust Corp.	42,506	2,050
NYSE Euronext	47,300	1,351
Paychex, Inc.	55,738	1,532
People’s United Financial, Inc.	69,500	910
PNC Financial Services Group, Inc.	96,817	5,026
Principal Financial Group, Inc.	58,991	1,529
Progressive Corp.	125,101	2,611
ProLogis	88,691	1,045
Prudential Financial, Inc.	84,439	4,575
Public Storage, Inc.	25,187	2,444
Regions Financial Corp.	224,689	1,633
Simon Property Group, Inc.	52,715	4,889
SLM Corp. (a)	92,354	1,067
State Street Corp. (c)	90,325	3,402
SunTrust Banks, Inc.	93,218	2,408
T. Rowe Price Group, Inc.	48,475	2,427
Torchmark Corp.	15,021	798
Total System Services, Inc.	27,675	422
Travelers Cos., Inc.	85,704	4,465
U.S. Bancorp	346,652	7,495
Unum Group	60,129	1,332
Ventas, Inc.	29,700	1,532
Visa, Inc.	90,800	6,743
Vornado Realty Trust	28,914	2,473
Wells Fargo Co.	951,849	23,920
Western Union Co.	125,385	2,216
XL Capital, Ltd. Class A	58,768	1,273
Zions Bancorp	33,953	725

		304,313

Health Care — 11.2%
Abbott Laboratories	280,806	14,669
Aetna, Inc.	78,950	2,496
Allergan, Inc.	56,092	3,732
AmerisourceBergen Corp.	49,686	1,523
Amgen, Inc. (a)	174,136	9,597
Baxter International, Inc.	105,361	5,027
Becton, Dickinson & Co.	42,997	3,186
Biogen Idec, Inc. (a)	44,131	2,477
Boston Scientific Corp. (a)	265,834	1,630
Bristol-Myers Squibb Co.	310,616	8,421
C.R. Bard, Inc.	16,497	1,343
Cardinal Health, Inc.	63,757	2,106
CareFusion Corp. (a)	31,178	774
Celgene Corp. (a)	83,618	4,817
Cephalon, Inc. (a)	13,300	830
Cerner Corp. (a)	11,700	983
CIGNA Corp.	51,596	1,846
Coventry Health Care, Inc. (a)	26,203	564
DaVita, Inc. (a)	18,200	1,256
Dentsply International, Inc.	26,700	854
Eli Lilly & Co.	184,075	6,724
Express Scripts, Inc. (a)	99,998	4,870
Forest Laboratories, Inc. (a)	52,202	1,615
Genzyme Corp. (a)	45,792	3,242
Gilead Sciences, Inc. (a)	152,899	5,445
Hospira, Inc. (a)	29,203	1,665
Humana, Inc. (a)	32,107	1,613
Intuitive Surgical, Inc. (a)	7,100	2,014
Johnson & Johnson	499,849	30,971
King Pharmaceuticals, Inc. (a)	48,592	484
Laboratory Corp. of America Holdings (a)	18,422	1,445
Life Technologies Corp. (a)	33,287	1,554
McKesson Corp.	46,855	2,895
Mead Johnson Nutrition Co.	35,818	2,038
Medco Health Solutions, Inc. (a)	79,068	4,116
Medtronic, Inc.	195,078	6,551
Merck & Co., Inc.	558,170	20,546
Mylan, Inc. (a)	54,109	1,018
Patterson Cos., Inc.	18,294	524
Pfizer, Inc.	1,458,311	25,039
Quest Diagnostics, Inc.	27,100	1,368
St. Jude Medical, Inc. (a)	59,626	2,346
Stryker Corp.	62,389	3,123
Tenet Healthcare Corp. (a)	73,370	346
UnitedHealth Group, Inc.	203,196	7,134
Varian Medical Systems, Inc. (a)	23,060	1,395
Watson Pharmaceuticals, Inc. (a)	17,746	751
Wellpoint, Inc. (a)	72,838	4,125
Zimmer Holdings, Inc. (a)	37,152	1,944

		215,032

Industrials — 10.9%
3M Co.	130,672	11,331
Amphenol Corp. Class A	31,200	1,528
Avery Dennison Corp.	21,188	787
Boeing Co.	133,588	8,889
Caterpillar, Inc.	115,179	9,062
CH Robinson Worldwide, Inc.	29,061	2,032
Cintas Corp.	25,088	691
CSX Corp.	68,338	3,780
Cummins, Inc.	37,258	3,375
Danaher Corp.	95,372	3,873
Deere & Co.	77,137	5,383

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Industrials — (continued)
Dover Corp.	34,395	$1,796
Eaton Corp.	30,995	2,557
Emerson Electric Co.	136,448	7,185
Equifax, Inc.	22,083	689
Expeditors International Washington, Inc.	39,220	1,813
Fastenal Co.	26,900	1,431
FedEx Corp.	56,900	4,865
First Solar, Inc. (a)	9,870	1,454
Flir Systems, Inc. (a)	28,900	743
Flowserve Corp.	10,500	1,149
Fluor Corp.	32,260	1,598
General Dynamics Corp.	70,161	4,407
General Electric Co. (b)	1,940,133	31,527
Goodrich Co.	22,445	1,655
Honeywell International, Inc.	138,781	6,098
Illinois Tool Works, Inc.	91,971	4,324
Iron Mountain, Inc.	32,200	719
ITT Industries, Inc.	34,692	1,625
Jacobs Engineering Group, Inc. (a)	22,300	863
L-3 Communications Holdings, Inc.	20,303	1,467
Leggett & Platt, Inc.	27,098	617
Lockheed Martin Corp.	54,252	3,867
Masco Corp.	64,323	708
Monster Worldwide, Inc. (a)	22,609	293
Norfolk Southern Corp.	67,255	4,002
Northrop Grumman Corp.	52,811	3,202
PACCAR, Inc.	66,474	3,201
Pall Corp.	21,509	896
Parker-Hannifin Corp.	29,603	2,074
Pitney Bowes, Inc.	34,927	747
Precision Castparts Corp.	25,907	3,299
Quanta Services, Inc. (a)	39,500	754
R.R. Donnelley & Sons Co.	36,109	612
Raytheon Co.	69,082	3,158
Republic Services, Inc.	54,403	1,659
Robert Half International, Inc.	26,540	690
Rockwell Automation, Inc.	27,005	1,667
Rockwell Collins, Inc.	28,931	1,685
Roper Industries, Inc.	17,000	1,108
Ryder Systems, Inc.	7,921	339
Southwest Airlines Co.	136,986	1,790
Stericycle, Inc. (a)	14,800	1,028
Textron, Inc.	49,939	1,027
Thermo Fisher Scientific, Inc. (a)	74,524	3,568
Tyco International Ltd.	93,000	3,416
Union Pacific Corp.	91,668	7,498
United Parcel Service, Inc. Class B	179,646	11,981
United Technologies Corp.	169,378	12,065
W.W. Grainger, Inc.	11,469	1,366
Waste Management, Inc.	88,539	3,164

		210,177

Information Technology — 17.2%
Adobe Systems, Inc. (a)	95,657	2,501
Advanced Micro Devices, Inc. (a)	99,186	705
Agilent Technologies, Inc. (a)	60,468	2,018
Akamai Technologies, Inc. (a)	33,124	1,662
Altera Corp.	52,854	1,594
Analog Devices, Inc.	53,269	1,672
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	165,884	47,070
Applied Materials, Inc.	245,007	2,862
Autodesk, Inc. (a)	41,576	1,329
Automatic Data Processing, Inc.	88,517	3,720
BMC Software, Inc. (a)	31,221	1,264
Broadcom Corp. Class A	80,259	2,840
CA, Inc.	67,099	1,417
Cisco Systems, Inc. (a)	1,035,919	22,687
Citrix Systems, Inc. (a)	33,967	2,318
Cognizant Technology Solutions Corp. Class A (a)	54,384	3,506
Computer Sciences Corp.	27,744	1,276
Compuware Corp. (a)	37,450	319
Corning, Inc.	283,076	5,175
Dell, Inc. (a)	313,150	4,058
Dun & Bradstreet Corp.	9,400	697
Electronic Arts, Inc. (a)	60,100	987
EMC Corp. (a)	372,184	7,559
Fidelity National Information Services, Inc.	46,577	1,264
Fiserv, Inc. (a)	26,452	1,424
Google, Inc. Class A (a)	45,090	23,708
Harris Corp.	23,700	1,050
Hewlett-Packard Co.	414,216	17,426
Intel Corp.	1,009,656	19,416
International Business Machines Corp.	228,842	30,697
Intuit, Inc. (a)	51,663	2,263
Jabil Circuit, Inc.	31,651	456
Juniper Networks, Inc. (a)	93,293	2,831
KLA-Tencor Corp.	30,605	1,078
Lexmark International Group, Inc. Class A (a)	12,642	564
Linear Technology Corp.	39,863	1,225
LSI Corp. (a)	114,762	523
McAfee, Inc. (a)	28,200	1,333
MEMC Electronic Materials, Inc. (a)	36,378	434
Microchip Technology, Inc.	32,489	1,022
Micron Technology, Inc. (a)	157,162	1,133
Microsoft Corp. (b)	1,382,035	33,846
Molex, Inc.	23,305	488
Motorola, Inc. (a)	422,265	3,602
National Semiconductor Corp.	42,096	537
NetApp, Inc. (a)	63,057	3,140
Novell, Inc. (a)	68,720	410
Novellus Systems, Inc. (a)	15,230	405
NVIDIA Corp. (a)	103,156	1,205
Oracle Corp.	706,862	18,979

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Information Technology — (continued)
PerkinElmer, Inc.	21,118	$489
QLogic Corp. (a)	17,922	316
QUALCOMM, Inc.	293,211	13,230
Red Hat, Inc. (a)	33,300	1,365
SAIC, Inc. (a)	54,800	876
Salesforce.com, Inc. (a)	21,200	2,370
SanDisk Corp. (a)	40,667	1,490
Symantec Corp. (a)	147,863	2,243
Tellabs, Inc.	73,830	550
Teradata Corp. (a)	28,920	1,115
Teradyne, Inc. (a)	28,149	314
Texas Instruments, Inc.	215,799	5,857
VeriSign, Inc. (a)	32,421	1,029
Waters Corp. (a)	17,365	1,229
Western Digital Corp. (a)	43,000	1,221
Xerox Corp.	247,701	2,564
Xilinx, Inc.	45,602	1,213
Yahoo!, Inc. (a)	246,219	3,489

		330,655

Materials — 3.6%
Air Products & Chemicals, Inc.	38,809	3,214
Airgas, Inc.	14,300	972
AK Steel Holding Corp.	20,000	276
Alcoa, Inc.	187,149	2,266
Allegheny Technologies, Inc.	17,228	800
Ball Corp.	17,262	1,016
Bemis Co., Inc.	21,162	672
CF Industries Holdings, Inc.	12,650	1,208
Cliffs Natural Resources, Inc.	23,400	1,496
Dow Chemical Co.	208,828	5,734
E.I. Du Pont de Nemours & Co.	164,012	7,318
Eastman Chemical Co.	12,204	903
Ecolab, Inc.	40,966	2,079
FMC Corp.	12,600	862
Freeport-McMoRan Copper & Gold, Inc. Class B	85,352	7,288
International Flavors & Fragrances, Inc.	13,031	632
International Paper Co.	81,911	1,782
MeadWestvaco Corp.	30,320	739
Monsanto Co.	99,155	4,753
Newmont Mining Corp.	89,206	5,603
Nucor Corp.	57,654	2,202
Owens-Illinois, Inc. (a)	30,400	853
Pactiv Corp. (a)	22,615	746
Plum Creek Timber Co., Inc.	29,311	1,035
PPG Industries, Inc.	31,071	2,262
Praxair, Inc.	55,711	5,028
Sealed Air Corp.	29,692	667
Sherwin-Williams Co.	17,096	1,285
Sigma-Aldrich Corp.	20,934	1,264
Titanium Metals Corp. (a)	16,600	331
United States Steel Corp.	26,678	1,170
Vulcan Materials Co.	22,561	833
Weyerhaeuser Co.	97,874	1,543

		68,832

Telecommunication Services — 3.2%
American Tower Corp. Class A (a)	73,400	3,763
AT&T, Inc.	1,072,250	30,666
CenturyTel, Inc.	56,273	2,221
Frontier Communications Corp.	183,444	1,499
JDS Uniphase Corp. (a)	42,723	529
MetroPCS Communications, Inc. (a)	51,700	541
Qwest Communications International, Inc.	317,690	1,992
Sprint Nextel Corp. (a)	555,565	2,572
Verizon Communications, Inc.	516,266	16,825
Windstream Corp.	90,413	1,111

		61,719

Utilities — 3.6%
AES Corp. (a)	115,195	1,307
Allegheny Energy, Inc.	28,359	695
Ameren Corp.	45,560	1,294
American Electric Power Co., Inc.	87,352	3,165
CenterPoint Energy, Inc.	77,511	1,219
CMS Energy Corp.	37,956	684
Consolidated Edison, Inc.	52,152	2,515
Constellation Energy Group, Inc.	34,214	1,103
Dominion Resources, Inc.	109,162	4,766
DTE Energy Co.	29,884	1,373
Duke Energy Corp.	238,420	4,222
Edison International	57,119	1,964
Entergy Corp.	34,598	2,648
Exelon Corp.	119,921	5,106
FirstEnergy Corp.	53,707	2,070
Integrys Energy Group, Inc.	14,716	766
NextEra Energy, Inc.	75,221	4,091
Nicor, Inc.	9,400	431
NiSource, Inc.	48,582	845
Northeast Utilities	32,000	946
NRG Energy, Inc. (a)	47,200	983
Oneok, Inc.	18,600	838
Pepco Holdings, Inc.	41,700	776
PG&E Corp.	71,326	3,240
Pinnacle West Capital Corp.	20,360	840
PPL Corp.	87,475	2,382
Progress Energy, Inc.	52,281	2,322
Public Service Enterprise Group, Inc.	92,324	3,054
SCANA Corp.	22,100	891
Sempra Energy	46,186	2,485
Southern Co.	149,043	5,550
TECO Energy, Inc.	34,951	605
Wisconsin Energy Corp.	20,100	1,162

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Utilities — (continued)
Xcel Energy, Inc.	86,351	$1,984

		68,322

TOTAL COMMON STOCKS (Cost $1,342,765)		1,877,951

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Bill(b)(e)(f) 0.14% due 12/16/10	$350	350
United States Treasury Bill(b)(e)(f) 0.08% due 10/14/10	3,715	3,715

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,065)		4,065

	Shares
	(000)
MONEY MARKET FUNDS — 1.4%
AIM Short Term Investment Prime Portfolio	27,061	27,061
Federated Money Market Obligations Trust	576	576

TOTAL MONEY MARKET FUNDS (Cost $27,637)		27,637

Market
Value
(000)
TOTAL INVESTMENTS(g)† — 99.4% (Identified cost $1,374,467(h))	$1,909,653

Other Assets in Excess of Liabilities — 0.6%	11,693

NET ASSETS — 100.0%	$1,921,346

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, was $642,693 and $107,507 respectively, resulting in net unrealized appreciation of investment of $535,186.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
INVESTMENTS:
Common Stocks	$1,877,951	$—	$—	$1,877,951
U.S. Government Securities	—	4,065	—	4,065
Money Market Funds	27,637	—	—	27,637

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
OTHER LIABILITIES:
Futures contracts	1,130	—	—	1,130

TOTAL ASSETS AND LIABILITIES	$1,906,718	$4,065	$—	$1,910,783

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
Derivatives
Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.
The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)

Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2010	762	$1,130

Total unrealized appreciation on open futures contracts purchased		$1,130

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)
To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective.
The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.
The fair values of the Portfolio’s Derivative Instruments as shown on the Portfolio of Investments, categorized by risk exposure for the period ended September 30, 2010, were as follows:
Asset Derivatives (1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,130	$—	$—	$1,130

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.
Transactions in derivative instruments during the nine months ended September 30, 2010, were as follows:
Realized Gain (Loss) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,019	$—	$—	$1,019
Change in Appreciation (Depreciation) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$583	$—	$—	$583

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)
Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at September 30, 2010 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased				for the nine
		for the nine	Shares sold for	Number of shares	Value at	months ended	Realized loss
Security	Number of shares	months ended	the nine months	held at	09/30/2010	09/30/2010	on shares sold
Description	held at 12/31/09	09/30/2010	ended 09/30/2010	09/30/2010	(000)	(000)	(000)

State Street Corp.	90,925	6,300	6,900	90,325	$3,402	$3	$(163)

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.
State Street Money Market Portfolio
Portfolio of Investments
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
COMMERCIAL PAPER — 18.4%
Asset Backed Commercial Paper Credit Arbitrage — 4.2%
Newport Funding Corp. (a)	0.500%	10/08/2010	10/08/2010	$125,000,000	$124,987,847
Newport Funding Corp. (a)	0.284%	12/20/2010	12/20/2010	75,000,000	74,953,333
Solitaire Funding LLC (a)	0.579%	10/06/2010	10/06/2010	112,000,000	111,991,133
Solitaire Funding LLC (a)	0.548%	10/14/2010	10/14/2010	147,000,000	146,971,335
Solitaire Funding LLC (a)	0.530%	10/18/2010	10/18/2010	60,000,000	59,984,983
Solitaire Funding LLC (a)	0.467%	10/25/2010	10/25/2010	110,000,000	109,966,267
Solitaire Funding LLC (a)	0.477%	10/25/2010	10/25/2010	110,000,000	109,965,533
Solitaire Funding LLC (a)	0.304%	11/29/2010	11/29/2010	151,000,000	150,925,759
Solitaire Funding LLC (a)	0.294%	12/06/2010	12/06/2010	50,000,000	49,973,417

					939,719,607

Asset Backed Commercial Paper Hybrid — 0.9%
Argento Variable Funding Co. LLC (a)	0.560%	10/13/2010	10/13/2010	60,000,000	59,989,000
Argento Variable Funding Co. LLC (a)	0.490%	10/19/2010	10/19/2010	50,000,000	49,988,000
Argento Variable Funding Co. LLC (a)	0.406%	11/05/2010	11/05/2010	100,000,000	99,961,111

					209,938,111

Asset Backed Commercial Paper Receivables and Securities — 6.1%
Gemini Securitization Corp. LLC (a)	0.508%	10/01/2010	10/01/2010	250,000,000	250,000,000
Gemini Securitization Corp. LLC (a)	0.410%	10/27/2010	10/27/2010	125,000,000	124,963,889
Gemini Securitization Corp. LLC (a)	0.274%	11/29/2010	11/29/2010	125,000,000	124,944,688
Gemini Securitization Corp. LLC (a)	0.274%	12/21/2010	12/21/2010	65,000,000	64,960,513
Royal Park Investments Funding Corp. (a)	0.325%	12/17/2010	12/17/2010	67,000,000	66,954,142
Royal Park Investments Funding Corp. (a)	0.325%	01/07/2011	01/07/2011	72,500,000	72,436,844
Straight-A Funding LLC (a)	0.360%	10/04/2010	10/04/2010	236,221,000	236,213,913
Straight-A Funding LLC (a)	0.355%	10/12/2010	10/12/2010	144,581,000	144,565,538
Straight-A Funding LLC (a)	0.294%	11/01/2010	11/01/2010	100,000,000	99,975,028
Straight-A Funding LLC (a)	0.270%	11/08/2010	11/08/2010	75,000,000	74,978,625
Straight-A Funding LLC (a)	0.274%	11/08/2010	11/08/2010	40,000,000	39,988,600
Straight-A Funding LLC (a)	0.270%	12/14/2010	12/14/2010	66,776,000	66,738,939

					1,366,720,719

Bank Foreign — 5.6%
ABN Amro Funding USA LLC (a)	0.528%	10/01/2010	10/01/2010	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd. (a)(c)	0.306%	10/25/2010	11/23/2010	45,000,000	45,000,000
Commonwealth Bank of Australia (a)	0.274%	11/22/2010	11/22/2010	100,000,000	99,961,000
DnB NOR Bank ASA (a)	0.381%	01/04/2011	01/04/2011	148,500,000	148,353,047
DnB NOR Bank ASA (a)	0.345%	03/28/2011	03/28/2011	300,000,000	299,495,667
Societe Generale North America, Inc.	0.508%	02/01/2011	02/01/2011	175,000,000	174,701,042
Svenska Handelsbanken, Inc.	0.440%	11/16/2010	11/16/2010	199,850,000	199,740,193
Svenska Handelsbanken, Inc.	0.284%	01/10/2011	01/10/2011	200,000,000	199,842,889

					1,267,093,838

Finance Non-Captive Diversified — 1.6%
General Electric Capital Corp.	0.530%	10/13/2010	10/13/2010	39,000,000	38,993,240
General Electric Capital Corp.	0.437%	11/12/2010	11/12/2010	100,000,000	99,949,833
General Electric Capital Corp.	0.406%	01/27/2011	01/27/2011	225,000,000	224,705,000

					363,648,073

TOTAL COMMERCIAL PAPER					4,147,120,348

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
EURO CERTIFICATES OF DEPOSIT — 4.7%
Bank Foreign — 4.7%
HSBC Bank PLC	0.330%	03/23/2011	03/23/2011	$150,000,000	$150,000,000
ING Bank NV	0.600%	11/22/2010	11/22/2010	100,000,000	100,000,000
ING Bank NV	0.560%	01/11/2011	01/11/2011	100,000,000	100,000,000
ING Bank NV	0.590%	02/11/2011	02/11/2011	175,000,000	175,000,000
ING Bank NV	0.550%	03/01/2011	03/01/2011	150,000,000	150,000,000
ING Bank NV	0.470%	03/28/2011	03/28/2011	225,000,000	225,000,000
National Australia Bank	0.470%	10/04/2010	10/04/2010	150,000,000	150,000,000

TOTAL EURO CERTIFICATES OF DEPOSIT					1,050,000,000

YANKEE CERTIFICATES OF DEPOSIT — 45.4%
Bank Foreign — 45.4%
Bank of Montreal	0.300%	10/29/2010	10/29/2010	120,000,000	120,000,000
Bank of Montreal	0.270%	01/24/2011	01/24/2011	135,000,000	135,000,000
Bank of Nova Scotia	0.300%	10/28/2010	10/28/2010	100,000,000	100,000,000
Bank of Nova Scotia (c)	0.446%	11/16/2010	09/16/2011	38,000,000	38,000,000
Barclays Bank PLC (c)	0.678%	10/04/2010	12/03/2010	100,000,000	100,000,000
Barclays Bank PLC (c)	0.587%	10/13/2010	06/13/2011	100,000,000	100,000,000
Barclays Bank PLC (c)	0.487%	10/19/2010	01/19/2011	250,000,000	250,000,000
Barclays Bank PLC (c)	0.377%	10/20/2010	10/20/2010	450,000,000	450,000,000
BNP Paribas	0.570%	11/19/2010	11/19/2010	500,000,000	500,000,000
BNP Paribas	0.510%	11/30/2010	11/30/2010	300,000,000	300,000,000
BNP Paribas	0.480%	01/10/2011	01/10/2011	175,000,000	175,000,000
Canadian Imperial Bank of Commerce (c)	0.302%	10/13/2010	02/14/2011	200,000,000	200,000,000
Canadian Imperial Bank of Commerce	0.260%	12/13/2010	12/13/2010	350,000,000	350,000,000
Credit Agricole Corporate and Investment Bank (c)	0.358%	10/04/2010	03/03/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.580%	11/02/2010	11/02/2010	350,000,000	350,000,000
Credit Agricole Corporate and Investment Bank (c)	0.466%	10/26/2010	02/28/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.500%	03/02/2011	03/02/2011	200,000,000	200,000,000
Deutsche Bank AG	0.420%	10/12/2010	10/12/2010	100,000,000	100,000,000
Deutsche Bank AG (c)	0.462%	10/12/2010	01/10/2011	100,000,000	99,998,761
Deutsche Bank AG	0.280%	01/13/2011	01/13/2011	75,000,000	75,000,000
Deutsche Bank AG	0.400%	02/14/2011	02/14/2011	100,000,000	100,000,000
DnB NOR Bank ASA (c)	0.348%	10/04/2010	03/03/2011	90,000,000	90,000,000
DnB NOR Bank ASA	0.340%	03/14/2011	03/14/2011	500,000,000	500,000,000
Lloyds TSB Bank PLC	0.520%	10/14/2010	10/14/2010	125,000,000	125,000,000
Lloyds TSB Bank PLC	0.500%	01/19/2011	01/19/2011	200,000,000	200,000,000
Lloyds TSB Bank PLC	0.350%	01/28/2011	01/28/2011	500,000,000	500,000,000
National Australia Bank	0.343%	11/12/2010	11/12/2010	350,000,000	350,001,020
Nordea Bank Finland PLC	0.500%	10/25/2010	10/25/2010	100,000,000	100,000,000
Rabobank Nederland NV	0.470%	11/05/2010	11/05/2010	500,000,000	500,000,000
Rabobank Nederland NV	0.340%	12/02/2010	12/02/2010	200,000,000	200,000,000
Rabobank Nederland NV	0.520%	01/21/2011	01/21/2011	100,000,000	100,000,000
Royal Bank of Canada (c)	0.256%	10/25/2010	03/23/2011	180,000,000	180,000,456
Royal Bank of Scotland PLC/Greenwich CT	0.600%	10/12/2010	10/12/2010	150,000,000	150,000,000
Royal Bank of Scotland PLC/Greenwich CT (c)	0.668%	10/18/2010	10/18/2010	200,000,000	200,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.560%	02/15/2011	02/15/2011	300,000,000	300,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.550%	02/16/2011	02/16/2011	200,000,000	200,000,000
Societe Generale (c)	0.358%	10/04/2010	03/03/2011	250,000,000	250,000,000
Societe Generale (c)	0.357%	10/14/2010	01/14/2011	54,000,000	54,000,000
Societe Generale	0.500%	11/29/2010	11/29/2010	200,000,000	200,000,000
Societe Generale	0.420%	03/21/2011	03/21/2011	375,000,000	375,000,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
YANKEE CERTIFICATES OF DEPOSIT (continued)
Bank Foreign (continued)
Toronto-Dominion Bank (c)	0.258%	10/05/2010	11/05/2010	$24,000,000	$24,000,000
Toronto-Dominion Bank (c)	0.258%	10/12/2010	12/09/2010	30,000,000	30,000,000
Toronto-Dominion Bank (c)	0.258%	10/04/2010	02/04/2011	50,000,000	50,000,000
Toronto-Dominion Bank (c)	0.257%	10/12/2010	03/10/2011	44,000,000	44,000,000
UBS AG	0.430%	10/13/2010	10/13/2010	250,000,000	250,000,000
UBS AG	0.340%	03/17/2011	03/17/2011	270,000,000	270,000,000
UBS AG	0.350%	03/18/2011	03/18/2011	230,000,000	230,000,000
UBS AG	0.350%	03/28/2011	03/28/2011	250,000,000	250,000,000
UniCredit SpA	0.510%	11/15/2010	11/15/2010	350,000,000	350,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT					10,215,000,237

BANK NOTES — 5.8%
Bank Domestic — 3.7%
Bank of America NA (c)	0.763%	10/22/2010	05/20/2011	8,526,000	8,526,000
Bank of America NA (c)	0.356%	10/27/2010	01/27/2011	171,000,000	171,000,000
Bank of America NA	0.500%	11/22/2010	11/22/2010	313,000,000	313,000,000
Bank of America NA	0.600%	02/04/2011	02/04/2011	227,000,000	227,000,000
Bank of America NA	0.360%	03/14/2011	03/14/2011	100,000,000	100,000,000

					819,526,000

Bank Foreign — 2.1%
Commonwealth Bank of Australia (b)(c)	0.563%	10/27/2010	10/27/2011	31,000,000	31,000,000
Nordea Bank AB (b)(c)	0.392%	11/18/2010	10/18/2011	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.446%	11/16/2010	09/16/2011	107,000,000	107,000,000
Svenska Handelsbanken AB (b)(c)	0.556%	10/15/2010	02/11/2011	123,000,000	123,000,000
Svenska Handelsbanken AB (b)(c)	0.448%	11/09/2010	10/07/2011	40,000,000	40,000,000

					475,000,000

TOTAL BANK NOTES					1,294,526,000

CORPORATE OBLIGATION — 0.2%
Bank Foreign — 0.2%
Westpac Banking Corp. (c)	0.558%	10/28/2010	09/28/2011	35,000,000	35,000,000

TOTAL CORPORATE OBLIGATION					35,000,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
Sovereign — 0.4%
Federal Home Loan Mortgage Corp. (c)	0.378%	10/12/2010	11/10/2010	80,000,000	80,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION					80,000,000

Market
Value
REPURCHASE AGREEMENTS — 25.1%
Agreement with Bank of America Securities, LLC and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by Federal Home Mortgage Corporation 0.000% - 4.125% due 08/29/11 - 12/21/12 and Federal National Mortgage Association 2.605% - 6.000% due 09/01/17 - 04/18/36 valued at $137,199,184); proceeds $134,510,046	0.280%	10/01/2010	10/01/2010	134,509,000	134,509,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
REPURCHASE AGREEMENTS (continued)
Agreement with Bank of America Securities, LLC and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by Federal Home Mortgage Corporation 4.500% - 5.500% due 10/01/38 - 10/01/40 and a Federal National Mortgage Association 4.500% due 09/01/40 valued at $332,520,001); proceeds $326,002,898	0.320%	10/01/2010	10/01/2010	$326,000,000	$326,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by U.S. Treasury Notes 1.000% - 1.375% due 07/31/11 - 06/15/13 valued at $1,836,000,077); proceeds $1,800,012,500	0.250%	10/01/2010	10/01/2010	1,800,000,000	1,800,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by U.S. Treasury Notes 1.375% - 3.125% due 04/15/12 - 05/15/19 valued at $1,836,000,027); proceeds $1,800,011,500	0.230%	10/01/2010	10/01/2010	1,800,000,000	1,800,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by Federal Home Loan Mortgage Corporation 1.176% - 6.000% due 03/15/18 - 03/15/37 and Federal National Mortgage Association 0.764% - 4.750% due 04/25/18 - 09/25/40 valued at $510,000,000); proceeds $500,004,861	0.350%	10/01/2010	10/01/2010	500,000,000	500,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a Federal Home Loan Bank 1.625% due 11/21/12 and Federal National Mortgage Association 2.875% due 10/12/10 valued at $91,801,305); proceeds $90,000,600	0.240%	10/01/2010	10/01/2010	90,000,000	90,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by Federal National Mortgage Association 0.000% - 143.125% due 03/25/18 - 08/25/47 valued at $510,000,000); proceeds $500,003,889	0.280%	10/01/2010	10/01/2010	500,000,000	500,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 09/30/10 (collateralized by Strip Coupons, 0.000% due 02/15/13 - 08/15/20 valued at $510,002,589); proceeds $500,003,472	0.250%	10/01/2010	10/01/2010	500,000,000	500,000,000

TOTAL REPURCHASE AGREEMENTS					5,650,509,000

TOTAL INVESTMENTS(d)(e)† — 100.0%					22,472,155,585
Other Assets in Excess of Liabilities — 0.00%					4,428,380

NET ASSETS — 100.0%					$22,476,583,965

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,209,188,151 or 14.28% of net assets as of September 30, 2010.

(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $475,000,000 or 2.11% of net assets as of September 30, 2010.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

(c)	Variable Rate Security — Interest Rate is in effect as of September 30, 2010.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 – Quoted Prices	$—	$—

Level 2 – Other Significant Observable Inputs	22,472,155,585	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$22,472,155,585	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.
State Street Tax Free Money Market Portfolio
Portfolio of Investments
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — 94.6%
Alabama — 1.1%
Lower Alabama Gas District Supply, Revenue Bonds, Series A, LIQ: Societe Generale (a)	0.270%	10/07/2010	10/07/2010	$3,789,000	$3,789,000

Arizona — 1.2%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC (a)	0.240%	10/06/2010	10/07/2010	4,315,000	4,315,000

California — 2.1%
California State Department of Water Resources, Revenue Bonds, Subseries G-2, LOC: Lloyds TSB Bank PLC (a)	0.240%	10/07/2010	10/07/2010	840,000	840,000
Eastern Municipal Water District, COP, Series E, LIQ: Lloyds TSB Bank (a)	0.220%	10/06/2010	10/07/2010	3,780,000	3,780,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: Banco Bilbao Vizcaya (a)	0.300%	10/07/2010	10/07/2010	2,990,000	2,990,000

					7,610,000

Colorado — 5.3%
Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, LOC: Wells Fargo Bank N.A. (a)	0.270%	10/07/2010	10/07/2010	1,920,000	1,920,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family Project, Class I-B3, SPA: Calyon Bank (a)	0.260%	10/06/2010	10/07/2010	4,655,000	4,655,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank (a)	0.280%	10/06/2010	10/07/2010	2,255,000	2,255,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2 RMKT, 08/26/09, LIQ: Barclays Bank PLC (a)	0.280%	10/06/2010	10/07/2010	2,000,000	2,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds (a)	0.270%	10/07/2010	10/07/2010	3,700,000	3,700,000
University of Colorado Hospital Authority, Revenue Bonds, Series A, SPA: Wachovia Bank N.A. (a)	0.330%	10/06/2010	10/07/2010	4,620,000	4,620,000

					19,150,000

Connecticut — 4.8%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Greenwich Hospital, Series C, LOC: Bank of America N.A. (a)	0.240%	10/06/2010	10/07/2010	6,000,000	6,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series T-2 (a)	0.220%	10/07/2010	10/07/2010	2,500,000	2,500,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U2 (a)	0.200%	10/06/2010	10/07/2010	2,000,000	2,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series V-2 (a)	0.220%	10/01/2010	10/01/2010	1,470,000	1,470,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale-New Haven Hospital, Series K2, LOC: JP Morgan Chase Bank (a)	0.230%	10/06/2010	10/07/2010	2,920,000	2,920,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS (continued)
Connecticut (continued)
State of Connecticut, GO Unlimited, Series A, SPA: Landesbank Hessen — Thrgn, (a)	0.360%	10/07/2010	10/07/2010	$2,200,000	$2,200,000

					17,090,000

Delaware — 1.8%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A. (a)	0.230%	10/06/2010	10/07/2010	4,400,000	4,400,000
Delaware State Economic Development Authority, Revenue Bonds, St. Andrew’s School, SPA: Bank of America N.A. (a)	0.320%	10/07/2010	10/07/2010	2,000,000	2,000,000

					6,400,000

District of Columbia — 4.0%
District of Columbia, Revenue Bonds, Georgetown University, Series C, LOC: TD Bank N.A. (a)	0.240%	10/07/2010	10/07/2010	5,000,000	5,000,000
District of Columbia, Revenue Bonds, ROCs RR II R-11247, INS: BHAC-CR MBIA, LIQ: Citibank N.A. (a)	0.280%	10/07/2010	10/07/2010	9,435,000	9,435,000

					14,435,000

Florida — 1.2%
Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS: FSA-CR AMBAC (a)	0.320%	10/07/2010	10/07/2010	4,205,000	4,205,000

Georgia — 3.8%
Municipal Electric Authority Georgia, Revenue Bonds, GO of Participants, LOC: Bayerische Landesbank (a)	0.290%	10/06/2010	10/07/2010	1,500,000	1,500,000
Roswell Georgia Housing Authority Multifamily, Revenue Bonds, Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae (a)	0.270%	10/07/2010	10/07/2010	11,980,000	11,980,000

					13,480,000

Illinois — 2.7%
Chicago Board of Education, GO Unlimited, Dedicated Revenue, Series A, LOC: JP Morgan Chase Bank (a)	0.290%	10/01/2010	10/01/2010	3,000,000	3,000,000
Illinois Development Finance Authority Revenue Bonds, World Communications, Inc., LOC: Bank of America N.A. (a)	0.290%	10/06/2010	10/07/2010	1,500,000	1,500,000
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, LOC: JP Morgan Chase Bank, Series B (a)	0.270%	10/07/2010	10/07/2010	4,110,000	4,110,000
Illinois Finance Authority, Revenue Bonds, Revolving Fund Pooled Financing Program, LOC: Bank One N.A. (a)	0.270%	10/06/2010	10/07/2010	1,100,000	1,100,000

					9,710,000

Indiana — 2.0%
Indiana Finance Authority, Revenue Bonds, Clarian Health Partners, Series D, LOC: Northern Trust Company (a)	0.240%	10/06/2010	10/07/2010	7,105,000	7,105,000

Kansas — 4.4%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC (a)	0.260%	10/07/2010	10/07/2010	4,000,000	4,000,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS (continued)
Kansas (continued)
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC (a)	0.260%	10/07/2010	10/07/2010	$5,000,000	$5,000,000
Kansas State Department of Transportation, Revenue Bonds, Series B-3, SPA: Barclays Bank PLC (a)	0.230%	10/07/2010	10/07/2010	4,000,000	4,000,000
Kansas State Department of Transportation, Revenue Bonds, Series C-1, SPA: JP Morgan Chase Bank (a)	0.220%	10/06/2010	10/07/2010	2,810,000	2,810,000

					15,810,000

Louisiana — 0.4%
Louisiana State Offshore Terminal Authority Deep Water Port, Revenue Bond, Series B, LOC: Bank One N.A. (a)	0.270%	10/06/2010	10/07/2010	1,500,000	1,500,000

Maryland — 2.1%
Baltimore Industrial Development Authority Industrial Dev Rev, Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische Landesbank (a)	0.340%	10/06/2010	10/07/2010	1,000,000	1,000,000
Maryland State Economic Development Corporation, Revenue Bonds, Howard Hughes Medical Institution, Series B (a)	0.240%	10/06/2010	10/07/2010	3,000,000	3,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A. (a)	0.250%	10/07/2010	10/07/2010	2,000,000	2,000,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Bank of New York (a)	0.270%	10/07/2010	10/07/2010	1,480,000	1,480,000

					7,480,000

Massachusetts — 6.3%
Commonwealth of Massachusetts, GO Limited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.280%	10/07/2010	10/07/2010	2,900,000	2,900,000
Dexia Credit Local Certificates Trust, Revenue Bonds, LIQ: Dexia Credit Local (a)	0.370%	10/07/2010	10/07/2010	3,820,000	3,820,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank (a)	0.280%	10/06/2010	10/07/2010	6,000,000	6,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Museum Fine A-2, RMKT, 04/02/08, SPA: Bank of America N.A. (a)	0.310%	10/01/2010	10/01/2010	2,575,000	2,575,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Partners Healthcare System, Series D-4, INS: GO of INSTN, SPA: Citibank N.A. (a)	0.240%	10/07/2010	10/07/2010	1,285,000	1,285,000
Massachusetts Health & Educational Facilities Authority. Revenue Bonds, Partners Healthcare System, Series D-1 (a)	0.260%	10/01/2010	10/01/2010	3,000,000	3,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-4, INS: GO of Commonwealth, SPA: Barclays Bank PLC (a)	0.240%	10/06/2010	10/07/2010	3,000,000	3,000,000

					22,580,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS (continued)
Michigan — 0.5%
Michigan State University, Revenue Bonds, Series 2000-A, SPA: Bank of America N.A. (a)	0.270%	10/06/2010	10/07/2010	$1,825,000	$1,825,000

Minnesota — 2.5%
University of Minnesota, Revenue Bonds, Series A RMKT 06/11/09, INS: GO of University, SPA: U.S. Bank N.A. (a)	0.290%	10/06/2010	10/07/2010	9,000,000	9,000,000

Missouri — 2.7%
City of Kansas City, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co. (a)	0.500%	10/06/2010	10/07/2010	5,825,000	5,825,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: JP Morgan Chase Bank (a)	0.290%	10/01/2010	10/01/2010	4,000,000	4,000,000

					9,825,000

New Hampshire — 1.9%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College Issue, SPA: JP Morgan Chase Bank (a)	0.200%	10/06/2010	10/07/2010	3,125,000	3,125,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, Series B, SPA: JP Morgan Chase Bank (a)	0.290%	10/01/2010	10/01/2010	1,100,000	1,100,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.200%	10/06/2010	10/07/2010	2,690,000	2,690,000

					6,915,000

New Jersey — 2.1%
Essex County New Jersey Improvement Authority, Revenue Bonds, Pooled Governmental Loan Program, LOC: First Union National Bank (a)	0.230%	10/06/2010	10/07/2010	1,700,000	1,700,000
New Jersey Economic Development Authority, Revenue Bonds, Facilities Construcion, Subseries R-1, LOC: Bank of Nova Scotia & Llyods TSB Bank PLC (a)	0.270%	10/01/2010	10/01/2010	6,000,000	6,000,000

					7,700,000

New York — 7.7%
City of New York, GO Unlimited, Subseries A-5, LOC: Bank of Nova Scotia (a)	0.230%	10/06/2010	10/07/2010	1,000,000	1,000,000
City of New York, GO Unlimited, Subseries C-4, LOC: BNP Paribas (a)	0.250%	10/06/2010	10/07/2010	1,000,000	1,000,000
City of New York, GO Unlimited, Subseries H-4, LOC: Bank of New York (a)	0.220%	10/01/2010	10/01/2010	2,600,000	2,600,000
City of New York, GO Unlimited, Subseries H-2, LOC: Bank of New York (a)	0.240%	10/06/2010	10/07/2010	1,350,000	1,350,000
Metropolitan Transportation Authority, Revenue Bonds, SubSeries B-3 LOC: Lloyds TSB Bank PLC (a)	0.280%	10/07/2010	10/07/2010	3,185,000	3,185,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A. (a)	0.220%	10/07/2010	10/07/2010	1,300,000	1,300,000
New York State Local Government Assistance Corp., Revenue Bonds, Series C, LOC: Landesbank Hessen-Thrgn (a)	0.280%	10/06/2010	10/07/2010	4,800,000	4,800,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS (continued)
New York (continued)
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank North N.A. (a)	0.230%	10/07/2010	10/07/2010	$2,400,000	$2,400,000
Suffolk County Water Authority, Revenue Bonds, Anticipation Notes, SPA: Bank of Nova Scotia (a)	0.250%	10/06/2010	10/07/2010	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Bridges Tunnels, Series AB, INS: FSA, SPA: JP Morgan Chase Bank (a)	0.250%	10/06/2010	10/07/2010	1,220,000	1,220,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series CD RMK, 06/20/07, SPA: Lloyds TSB Bank PLC (a)	0.270%	10/06/2010	10/07/2010	4,205,000	4,205,000

					27,760,000

North Carolina — 8.9%
Charlotte COPs, Governmental Facilities, Series F, SPA: Bank of America N.A. (a)	0.260%	10/07/2010	10/07/2010	965,000	965,000
City of Greensboro, GO Unlimited, Public Improvement, Series B, SPA: Wachovia Bank N.A. (a)	0.650%	10/06/2010	10/07/2010	1,000,000	1,000,000
City of Greensboro, Revenue Bonds, Series B, SPA: Bank of America N.A. (a)	0.330%	10/06/2010	10/07/2010	1,175,000	1,175,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A. (a)	0.250%	10/06/2010	10/07/2010	2,000,000	2,000,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A. (a)	0.250%	10/07/2010	10/07/2010	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Bank of America N.A. (a)	0.250%	10/07/2010	10/07/2010	4,000,000	4,000,000
County of Wake, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.250%	10/07/2010	10/07/2010	6,220,000	6,220,000
Mecklenburg County, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A. (a)	0.280%	10/06/2010	10/07/2010	1,000,000	1,000,000
Mecklenburg County, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.270%	10/07/2010	10/07/2010	3,450,000	3,450,000
New Hanover County, GO Unlimited, School, SPA: Wachovia Bank N.A. (a)	0.270%	10/07/2010	10/07/2010	2,315,000	2,315,000
State of North Carolina, GO Unlimited, Public Implements, Series E, SPA: Landesbank Hessen-Thrgn (a)	0.240%	10/06/2010	10/07/2010	5,000,000	5,000,000
State of North Carolina, GO Unlimited, Public Implements, Series G, SPA: Landesbank Hessen-Thrgn (a)	0.230%	10/06/2010	10/07/2010	3,050,000	3,050,000

					31,975,000

Ohio — 1.1%
Ohio State Higher Educational Facility Commission, Revenue Bonds, University Hospitals Health System, Series C, LOC: Wells Fargo Bank N.A. (a)	0.240%	10/06/2010	10/07/2010	970,000	970,000
Ohio State University, Revenue Bonds, Series B (a)	0.230%	10/06/2010	10/07/2010	2,110,000	2,110,000
State of Ohio, Revenue Bonds, Oberlin College Project, SPA: U.S. Bank N.A. (a)	0.250%	10/06/2010	10/07/2010	1,000,000	1,000,000

					4,080,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS (continued)
Oklahoma — 0.4%
Oklahoma Capital Improvement Authority, Revenue Bonds, Higher Education D3 RMKT 09/19/08, SPA: Bank of America N.A. (a)	0.320%	10/01/2010	10/01/2010	$1,600,000	$1,600,000

Oregon — 1.0%
Oregon State Facilities Authority, Revenue Bonds, PeaceHealth, LOC: U.S. Bank N.A. (a)	0.280%	10/01/2010	10/01/2010	3,500,000	3,500,000

Pennsylvania — 1.1%
Chester County Health & Education Facilities Authority, Revenue Bonds, Simpson Meadows Project, LOC: Wells Fargo Bank N.A. (a)	0.370%	10/07/2010	10/07/2010	820,000	820,000
Delaware County Industrial Development Authority, Revenue Bonds, Sun Inc., LOC: Bank of America N.A. (a)	0.280%	10/06/2010	10/07/2010	3,000,000	3,000,000

					3,820,000

Rhode Island — 1.0%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A. (a)	0.270%	10/06/2010	10/07/2010	3,690,000	3,690,000

South Carolina — 3.0%
City of North Charleston, COP, Public Facilities Convention, LOC: Bank of America N.A. (a)	0.280%	10/06/2010	10/07/2010	3,185,000	3,185,000
City of Rock Hill, Revenue Bonds Series B, INS: FSA, SPA: First Union National Bank (a)	0.500%	10/06/2010	10/07/2010	7,755,000	7,755,000

					10,940,000

Texas — 6.6%
Austin County Industrial Development Corp., Revenue Bonds, Justin Industries, Inc. Project, LOC: Bank One N.A. (a)	0.270%	10/06/2010	10/07/2010	3,500,000	3,500,000
City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit Local (a)	0.340%	10/07/2010	10/07/2010	9,745,000	9,745,000
Denton Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A. (a)	0.270%	10/07/2010	10/07/2010	1,000,000	1,000,000
Lubbock Health Facilities Development Corp., Revenue Bonds, St. Joseph Health System, Series B, LOC: Wachovia Bank N.A. (a)	0.290%	10/01/2010	10/01/2010	5,000,000	5,000,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank (a)	0.280%	10/06/2010	10/07/2010	2,270,000	2,270,000
University of Texas, University Revenue Bonds, Financing Systems, Series A (a)	0.200%	10/06/2010	10/07/2010	2,200,000	2,200,000

					23,715,000

Utah — 4.6%
City of Murray, Revenue Bonds, IHC Health Services, Inc., Series A, INS: JP Morgan Securities (a)	0.230%	10/07/2010	10/07/2010	1,500,000	1,500,000
County of Weber, Revenue Bonds, IHC Health Services, Inc., Series B, SPA: U.S. Bank N.A. (a)	0.240%	10/06/2010	10/07/2010	12,000,000	12,000,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS (continued)
Utah (continued)
Utah State Board of Regents, Revenue Bonds, Hospital University of Utah, LOC: Wells Fargo Bank N.A. (a)	0.290%	10/07/2010	10/07/2010	$2,960,000	$2,960,000

					16,460,000

Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Northeastern Vermont Hospital, Series A, LOC: TD Bank N.A. (a)	0.280%	10/01/2010	10/01/2010	1,000,000	1,000,000

Virginia — 4.9%
Alexandria Industrial Development Authority, Revenue Bonds, Series A, SPA: Bank of America N.A. (a)	0.500%	10/07/2010	10/07/2010	2,115,000	2,115,000
Fairfax County Economic Development Authority, Revenue Bonds, Trinity Christian School Project, LOC: Wachovia Bank N.A. (a)	0.370%	10/07/2010	10/07/2010	1,075,000	1,075,000
Loudoun County Industrial Development Authority, Revenue Bonds, Howard Hughes Medical, Series E (a)	0.230%	10/06/2010	10/07/2010	13,000,000	13,000,000
Loudoun County Industrial Development Authority, Revenue Bonds, Jack Kent Cooke Foundation Project, LOC: Wachovia Bank N.A. (a)	0.270%	10/07/2010	10/07/2010	1,360,000	1,360,000

					17,550,000

Washington — 1.1%
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A. (a)	0.280%	10/07/2010	10/07/2010	3,800,000	3,800,000

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS					339,814,000

		Market
	Shares	Value
MONEY MARKET FUND — 5.4%
Dreyfus Tax Exempt Cash Management Fund (b)	19,517,657	$19,517,657

TOTAL MONEY MARKET FUND (at net asset value)		19,517,657

TOTAL INVESTMENTS — 100.0%(c)(d)†		359,331,657
Other Assets in Excess of Liabilities — 0.00%		42,790

NET ASSETS — 100.0%		$359,374,447

(a)	Variable Rate Security — Interest Rate is in effect as of September 30, 2010.

(b)	Value determined based on Level 1 inputs established by provisions surroundings Fair Value Measurements and Disclosures.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purpose.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Acronym	Name
AMBAC	American Municipal Bond Assurance Corporation*
BHAC	Berkshire Hathaway Assurance Company
COP	Certificates of Participation
CR	Custodial Receipts
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
INS	Insured
INSTN	Institutional
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
ROC	Reset Option Certificates
SPA	Standby Purchase Agreement

*	On November 8, 2010, AMBAC Financial Group, Inc. filed for relief under Chapter 11 of the U.S. Bankruptcy Code. AMBAC is a guarantor of public finance obligations.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices	$19,517,657	$—

Level 2 – Other Significant Observable Inputs	339,814,000	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$359,331,657	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Short-Term Tax Exempt Bond Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Short-Term Tax Exempt Bond Portfolio. The schedule of investments for the State Street Short-Term Tax Exempt Bond Portfolio follows.
State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — 97.1%
Alaska — 3.1%
Juneau City & Boro GO Unlimited, School, Series A	4.000%	06/01/2011	06/01/2011	$2,660,000	$2,716,046

California — 7.7%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 - A	4.000%	04/01/2012	04/01/2012	1,260,000	1,303,558
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	12/01/2011	1,000,000	1,018,330
Fontana Unified School District Board Antic Notes, GO Unlimited, Antic Notes (a)	1.840%	12/01/2012	12/01/2012	2,500,000	2,403,225
Irvine Unified School District Special Tax Community Facilities District No. 86-1	5.000%	09/01/2012	09/01/2012	1,460,000	1,558,185
San Bernardino County Transportation Authority Revenue Bonds, Notes — Series A	4.000%	05/01/2012	05/01/2012	500,000	523,260

					6,806,558

Colorado — 1.3%
Regional Transportation District, COP, Series A, INS:NPFGC	5.000%	06/01/2011	06/01/2011	1,165,000	1,199,810

Connecticut — 4.0%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University Series A-3 (b)	4.000%	02/07/2013	07/01/2049	2,500,000	2,693,475
Town of Hamden, GO Unlimited, Unrefunded Bal-2005, INS: NPFGC	4.500%	08/15/2012	08/15/2012	830,000	870,778

					3,564,253

Delaware — 1.2%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	06/01/2012	1,000,000	1,060,050

Florida — 6.3%
County of Marion Public Improvement, Revenue Bonds, Series 2010	3.000%	12/01/2011	12/01/2011	870,000	891,254
County of Marion Public Improvement, Revenue Bonds, Series 2010	3.000%	12/01/2012	12/01/2012	575,000	597,201
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	07/01/2012	2,000,000	2,154,360
Palm Beach County School District, COP, INS: NPFGC	5.000%	08/01/2011	08/01/2011	1,880,000	1,942,510

					5,585,325

Georgia — 3.0%
Fulton-Dekalb Hospital Authority, Revenue Bonds, Certificates, INS: AGM	5.000%	01/01/2013	01/01/2013	1,025,000	1,121,042
Georgia Municipal Gas Authority Revenue Bonds, Gas Portfolio III Project, Series I	2.000%	05/17/2011	05/17/2011	1,500,000	1,514,385

					2,635,427

Illinois — 3.0%
Chicago Park District, Personal Property Replacement, Series D, GO Unlimited	5.000%	01/01/2011	01/01/2011	1,000,000	1,010,380

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago GO Unlimited, Series B, INS:AMBAC	5.000%	01/01/2011	01/01/2011	$1,620,000	$1,637,140

					2,647,520

Indiana — 2.0%
Indiana Bond Bank Revenue Bonds, State Revolving Funding Progress, Series C	5.000%	02/01/2013	02/01/2013	1,600,000	1,755,456

Iowa — 2.3%
Waterloo Community School District School Revenue Bonds, Antic Notes	3.750%	05/01/2012	05/01/2012	2,000,000	2,031,400

Kansas — 1.2%
Johnson County Unified School District No. 229 Blue Valley, GO Unlimited, Series A, INS: AGMC	5.000%	10/01/2012	10/01/2012	1,000,000	1,086,240

Louisiana — 2.3%
Louisiana Office Facilities Corp. Revenue Bonds, Capitol Complex Program	2.500%	03/01/2012	03/01/2012	2,000,000	2,043,180

Massachusetts — 1.2%
Commonwealth of Massachusetts, GO Unlimited, Consolidated Loan, Series E, INS: FSA	5.500%	01/01/2013	01/01/2013	1,000,000	1,105,720

Michigan — 3.8%
Central Michigan University Revenue Bonds	5.000%	10/01/2012	10/01/2012	1,315,000	1,400,304
Oakland County Economic Development Corp. Revenue Bonds, Pontiac Vision Schools Project, LOC: Allied Irish Bank PLC (b)	1.750%	10/07/2010	08/01/2020	2,000,000	2,000,000

					3,400,304

Missouri — 3.4%
Missouri Public Utilities Commission, Revenue Bonds, Interim Construction Notes	2.000%	08/01/2011	08/01/2011	3,000,000	3,031,650

Montana — 0.7%
Whitefish Montana Tax Allocation, Emergency Services Contract Project	3.000%	07/15/2011	07/15/2011	605,000	615,491

Nevada — 1.2%
Clark County, Bond Bank, GO Limited, INS: FGIC (c)	5.000%	06/01/2011	06/01/2031	1,000,000	1,030,620

New Jersey — 4.6%
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	05/01/2012	1,860,000	1,973,051
New Jersey Higher Education Assistance Authority Revenue Bonds, Series 1-A	4.000%	12/01/2011	12/01/2011	2,065,000	2,136,222

					4,109,273

New York — 7.0%
City of New York GO Unlimited, Subseries B-1	4.000%	09/01/2011	09/01/2011	2,000,000	2,063,520
New York City Transitional Finance Authority Aid Revenue Bonds, Series S-2	5.000%	01/15/2011	01/15/2011	1,500,000	1,514,460

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds, Series B (b)	5.250%	05/15/2012	11/15/2023	$2,000,000	$2,133,060
New York State Thruway Authority Revenue Notes, Antic Notes	4.000%	07/15/2011	07/15/2011	500,000	514,080

					6,225,120

North Carolina — 2.6%
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series D	5.375%	01/01/2011	01/01/2011	2,000,000	2,021,900
North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare, Series 2010 A	3.000%	01/01/2013	01/01/2013	325,000	333,083

					2,354,983

Ohio — 2.6%
Ohio Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, Series A	4.000%	01/01/2012	01/01/2012	1,000,000	1,038,850
Ohio State Water Development Authority Revenue Bonds, Loan Fund Water Quality	5.000%	06/01/2012	06/01/2012	1,155,000	1,240,378

					2,279,228

Oklahoma — 4.7%
Cleveland County Public Facilities Authority Revenue Bonds, Norman Public School Project, Series 2010	3.500%	06/01/2012	06/01/2012	2,000,000	2,066,480
Oklahoma County Finance Authority Revenue Bonds, Putnam City Public School Project	4.000%	03/01/2013	03/01/2013	1,000,000	1,051,310
Rogers County Educational Facilities Authority, Revenue Bonds, Catoosa Public Schools Project	3.000%	09/01/2012	09/01/2012	1,000,000	1,030,740

					4,148,530

Pennsylvania — 8.2%
Allegheny County, HDA Revenue Bonds, University of Pittsburgh Medical Center, Series B	5.000%	06/15/2011	06/15/2011	1,000,000	1,031,510
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	08/01/2012	1,980,000	2,109,254
Pennsylvania Economic Development Financing Authority Revenue Bonds, Convention Center Project, Series A	5.000%	06/15/2012	06/15/2012	2,000,000	2,129,860
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series AJ	5.000%	06/15/2012	06/15/2012	1,860,000	1,995,129

					7,265,753

South Carolina — 2.3%
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	10/01/2011	2,000,000	2,086,020

Texas — 10.8%
County of Harris Revenue Bonds, Tax and Subordinate Lien, Series B, INS: AGMC (b)	5.000%	08/15/2012	08/15/2032	2,525,000	2,712,885
County of Williamson, GO Unlimited, INS: FSA (c)	5.300%	02/15/2012	02/15/2024	2,500,000	2,666,825
Frisco Independent School District, GO Unlimited, INS: PSF GTD	6.500%	08/15/2012	08/15/2012	1,000,000	1,110,800

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Texas (continued)
Harris County Cultural Education Facilities Finance Corp Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	06/01/2012	$2,000,000	$2,140,260
Texas A&M University Revenue Bonds, Financing System	3.700%	05/15/2011	05/15/2011	1,000,000	1,020,490

					9,651,260

Utah — 1.5%
Utah Associated Municipal Power Systems Revenue Bonds, Payson Power Project, Series A, INS: AGMC	5.000%	04/01/2012	04/01/2012	1,250,000	1,327,163

Virginia — 1.9%
Commonwealth of Virginia, Series B, GO Unlimited	5.000%	06/01/2011	06/01/2011	1,655,000	1,705,891

Washington — 0.9%
Washington Health Care Facilities Authority, Peacehealth Revenue Bonds	5.000%	11/01/2011	11/01/2011	795,000	833,120

Wisconsin — 2.3%
State of Wisconsin GO Unlimited, Series C	4.000%	05/01/2011	05/01/2011	2,000,000	2,041,680

TOTAL TAX-EXEMPT OBLIGATIONS (Cost $85,474,790)					86,343,071

				Shares
MONEY MARKET FUND — 0.0%
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value) (d)(e)				10,056	10,056

TOTAL MONEY MARKET FUND (Cost $10,056)					10,056

TOTAL INVESTMENTS(f)(g)† — 97.1% (Cost $85,484,846)					86,353,127
Other Assets in Excess of Liabilities — 2.9%					2,613,035

NET ASSETS — 100.0%					$88,966,162

(a)	Zero-coupon bond — Interest rate represents current yield maturity.

(b)	Floating Rate Note — Interest rate shown is rate in effect at September 30, 2010.

(c)	Next Rate Reset Date shown is pre-refunded date.

(d)	Value determined based on Level 1 inputs established by provisions surroundings Fair Value Measurements and Disclosures.

(e)	Affiliated issuer. See table that follows for more information.

(f)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, was $871,177 and $2,896 respectively, resulting in net unrealized appreciation of investments of $868,281.

†	Security Valuation: Ordinarily, the Portfolio values each security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Portfolio will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments – (continued)
September 30, 2010 (Unaudited)

Acronym	Name
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation*
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
HDA	Hospital Development Authority
INS	Insured
NPFGC	National Public Finance Guarantee Corporation
PLC	Public Limited Company
PSF	Permanent School Fund

*	On November 8, 2010, AMBAC Financial Group, Inc. filed for relief under Chapter 11 of the U.S. Bankruptcy Code. AMBAC is a guarantor of public finance obligations.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Obligations	$	$86,343,071	$	$86,343,071
Money Market Fund	10,056			10,056

Total Investments	$10,056	$86,343,071	$	$86,353,127

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
Affiliate Table
Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at September 30, 2010 is listed in the Portfolio of Investments.

Shares sold
		Shares	for the nine			Income earned	Realized
	Number of	purchased for	months	Number of		for the nine	gain on
Security	shares held at	the nine months	ended	shares held	Value at	months ended	shares
Description	12/31/09	ended 09/30/10	09/30/10	at 09/30/10	09/30/10	09/30/10	sold
State Street Institutional Tax Free Money Market Fund, Institutional Shares	470,577	23,245,772	23,706,293	10,056	10,056	$956	$—

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.
State Street U.S. Government Money Market Portfolio
Portfolio of Investments
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
U.S. GOVERNMENT AGENCY OBLIGATIONS — 69.9%
Federal Home Loan Bank (a)	0.162%	10/20/2010	07/20/2011	$75,000,000	$74,981,682
Federal Home Loan Bank (a)	0.146%	10/25/2010	01/25/2011	36,000,000	35,995,424
Federal Home Loan Bank (a)	0.161%	10/25/2010	07/25/2011	100,000,000	99,950,646
Federal Home Loan Bank (a)	0.186%	10/26/2010	11/26/2010	95,000,000	95,000,000
Federal Home Loan Bank (a)	0.285%	10/29/2010	10/29/2010	125,000,000	125,000,000
Federal Home Loan Bank (b)	0.249%	01/19/2011	01/19/2011	18,000,000	17,986,525
Federal Home Loan Bank (b)	0.244%	01/26/2011	01/26/2011	66,000,000	65,948,520
Federal Home Loan Bank (b)	0.210%	02/25/2011	02/25/2011	66,500,000	66,442,976
Federal Home Loan Mortgage Corp. (a)	0.378%	10/12/2010	11/10/2010	15,000,000	15,000,000
Federal Home Loan Mortgage Corp. (b)	0.250%	10/13/2010	10/13/2010	200,000,000	199,983,333
Federal Home Loan Mortgage Corp. (b)	0.230%	12/14/2010	12/14/2010	50,000,000	49,976,361
Federal Home Loan Mortgage Corp. (b)	0.244%	01/18/2011	01/18/2011	36,000,000	35,973,840
Federal Home Loan Mortgage Corp. (b)	0.244%	01/19/2011	01/19/2011	50,000,000	49,963,333
Federal Home Loan Mortgage Corp. (b)	0.249%	01/24/2011	01/24/2011	65,000,000	64,949,129
Federal Home Loan Mortgage Corp. (b)	0.223%	01/27/2011	01/27/2011	125,000,000	124,909,861
Federal Home Loan Mortgage Corp. (b)	0.223%	01/28/2011	01/28/2011	125,000,000	124,909,097
Federal Home Loan Mortgage Corp. (b)	0.249%	01/31/2011	01/31/2011	65,000,000	64,946,032
Federal Home Loan Mortgage Corp. (b)	0.223%	02/14/2011	02/14/2011	85,000,000	84,929,356
Federal Home Loan Mortgage Corp. (b)	0.210%	02/22/2011	02/22/2011	78,914,000	78,847,712
Federal Home Loan Mortgage Corp. (b)	0.209%	02/28/2011	02/28/2011	75,000,000	74,934,375
Federal Home Loan Mortgage Corp. (b)	0.213%	02/28/2011	02/28/2011	40,000,000	39,965,000
Federal National Mortgage Assoc. (b)	0.200%	10/06/2010	10/06/2010	200,000,000	199,994,445
Federal National Mortgage Assoc. (b)	0.200%	11/01/2010	11/01/2010	25,000,000	24,995,694
Federal National Mortgage Assoc. (b)	0.220%	11/22/2010	11/22/2010	100,000,000	99,968,222
Federal National Mortgage Assoc. (b)	0.230%	12/01/2010	12/01/2010	100,000,000	99,961,028
Federal National Mortgage Assoc. (b)	0.240%	12/13/2010	12/13/2010	100,000,000	99,951,333
Federal National Mortgage Assoc. (b)	0.244%	12/22/2010	12/22/2010	50,000,000	49,972,667
Federal National Mortgage Assoc. (b)	0.240%	12/30/2010	12/30/2010	100,000,000	99,940,000
Federal National Mortgage Assoc. (b)	0.183%	01/18/2011	01/18/2011	75,000,000	74,954,583
Federal National Mortgage Assoc. (b)	0.203%	01/18/2011	01/18/2011	25,000,000	24,984,861
Federal National Mortgage Assoc. (b)	0.213%	02/23/2011	02/23/2011	99,364,000	99,279,955
Federal National Mortgage Assoc. (b)	0.223%	03/02/2011	03/02/2011	40,000,000	39,962,844

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS					2,504,558,834

					Market
					Value
REPURCHASE AGREEMENTS — 30.1%
Agreement with Bank of America Securities, LLC and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a Resolution Funding Strip, 0.000% due 01/15/21 valued at $10,163,792); proceeds $9,964,078	0.280%	10/01/2010	10/01/2010	9,964,000	9,964,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a Resolution Funding Strip, 0.000% due 04/15/15 and a RFCSP Strip Principal, 0.000% due 04/15/30 valued at $86,700,031); proceeds $85,000,708	0.300%	10/01/2010	10/01/2010	85,000,000	85,000,000

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
REPURCHASE AGREEMENTS — (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by Federal Home Loan Bank, 1.375% - 3.470% due 03/10/14 - 07/21/17, Federal Home Loan Mortgage Corporation, 3.000% - 6.090% due 07/28/14 - 10/19/26, and Federal National Mortgage Association, 3.125% - 5.930% due 08/15/11 - 10/27/23 valued at $178,500,566); proceeds $175,001,313	0.270%	10/01/2010	10/01/2010	$175,000,000	$175,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a Federal Farm Credit Bank, 1.850% due 08/24/15, Financing Corporation Strip Coupon, 0.000% - 9.800% due 10/06/10 - 09/26/19, Federal Home Mortgage Corporation, 0.000% - 3.250% due 07/23/15 - 09/28/20, Federal National Mortgage Association, 2.500% - 5.950% due 05/15/14 - 01/22/37, Resolution Funding Strip, 0.000% due 01/15/11 - 10/15/29 valued at $469,200,282); proceeds $460,003,067	0.240%	10/01/2010	10/01/2010	460,000,000	460,000,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/10 (collateralized by Federal Home Loan Mortgage Corporation, 1.000% - 5.625% due 12/08/10 - 01/15/13 valued at $178,504,998); proceeds $175,001,458	0.300%	10/01/2010	10/01/2010	175,000,000	175,000,000
Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/10 (collateralized by a Federal Home Loan Mortgage Corporation Discount Note, 0.000% due 03/28/11 and Resolution Funding Strip, 0.000%- 9.375% due 04/15/17 – 1/15/30 valued at $178,501,071); proceeds $175,001,458	0.300%	10/01/2010	10/01/2010	175,000,000	175,000,000

TOTAL REPURCHASE AGREEMENTS					1,079,964,000

TOTAL INVESTMENTS(c) (d)† — 100.0%					3,584,522,834
Liabilities in Excess of Assets — 0.00%					(331,063)

NET ASSETS — 100.0%					$3,584,191,771

(a)	Variable Rate Security — Interest Rate is in effect as of September 30, 2010.

(b)	Discount rate at time of purchase.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices	$—	$—

Level 2 – Other Significant Observable Inputs	3,584,522,834	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$3,584,522,834	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.
State Street Treasury Money Market Portfolio
Portfolio of Investment
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
U.S. TREASURY OBLIGATIONS— 100.0%
United States Treasury Bill	0.071%	10/07/2010	10/07/2010	$4,695,000	$4,694,945
United States Treasury Bill	0.115%	10/07/2010	10/07/2010	5,548,000	5,547,895
United States Treasury Bill	0.142%	10/07/2010	10/07/2010	150,000,000	149,996,500
United States Treasury Bill	0.175%	10/07/2010	10/07/2010	200,000,000	199,994,167
United States Treasury Bill	0.065%	10/14/2010	10/14/2010	127,531,000	127,528,007
United States Treasury Bill	0.152%	10/14/2010	10/14/2010	175,000,000	174,990,521
United States Treasury Bill	0.160%	10/14/2010	10/14/2010	200,000,000	199,988,444
United States Treasury Bill	0.147%	10/21/2010	10/21/2010	200,000,000	199,983,889
United States Treasury Bill	0.158%	10/21/2010	10/21/2010	200,000,000	199,982,500
United States Treasury Bill	0.125%	10/28/2010	10/28/2010	100,000,000	99,990,775
United States Treasury Bill	0.155%	10/28/2010	10/28/2010	200,000,000	199,976,750
United States Treasury Bill	0.124%	11/04/2010	11/04/2010	100,000,000	99,988,430
United States Treasury Bill	0.157%	11/04/2010	11/04/2010	200,000,000	199,970,722
United States Treasury Bill	0.145%	11/12/2010	11/12/2010	175,000,000	174,970,906
United States Treasury Bill	0.153%	11/12/2010	11/12/2010	50,000,000	49,991,221
United States Treasury Bill	0.155%	11/12/2010	11/12/2010	200,000,000	199,964,417
United States Treasury Bill	0.165%	11/18/2010	11/18/2010	200,000,000	199,956,667
United States Treasury Bill	0.160%	11/26/2010	11/26/2010	123,000,000	122,969,865
United States Treasury Bill	0.162%	11/26/2010	11/26/2010	77,000,000	76,980,836
United States Treasury Bill	0.157%	12/02/2010	12/02/2010	150,000,000	149,959,958
United States Treasury Bill	0.142%	12/09/2010	12/09/2010	50,000,000	49,986,583
United States Treasury Bill	0.142%	01/06/2011	01/06/2011	100,000,000	99,962,278

TOTAL U.S. TREASURY OBLIGATIONS					2,987,376,276

TOTAL INVESTMENTS(a) (b) † — 100.0%					2,987,376,276
Liabilities in Excess of Assets — 0.00%					(316,743)

NET ASSETS — 100.0%					$2,987,059,533

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2010 (Unaudited)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices	$—	$—

Level 2 – Other Significant Observable Inputs	2,987,376,276	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$2,987,376,276	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.
State Street Treasury Plus Money Market Portfolio
Portfolio of Investments
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
U.S. TREASURY OBLIGATIONS — 65.4%
United States Treasury Bill	0.142%	10/07/2010	10/07/2010	$50,000,000	$49,998,833
United States Treasury Bill	0.175%	10/07/2010	10/07/2010	50,000,000	49,998,542
United States Treasury Bill	0.152%	10/14/2010	10/14/2010	50,000,000	49,997,292
United States Treasury Bill	0.160%	10/14/2010	10/14/2010	50,000,000	49,997,111
United States Treasury Bill	0.147%	10/21/2010	10/21/2010	50,000,000	49,995,972
United States Treasury Bill	0.155%	10/21/2010	10/21/2010	50,000,000	49,995,694
United States Treasury Bill	0.157%	11/04/2010	11/04/2010	50,000,000	49,992,681
United States Treasury Bill	0.155%	11/12/2010	11/12/2010	50,000,000	49,991,104
United States Treasury Bill	0.165%	11/18/2010	11/18/2010	50,000,000	49,989,167
United States Treasury Bill	0.160%	11/26/2010	11/26/2010	31,000,000	30,992,405
United States Treasury Bill	0.162%	11/26/2010	11/26/2010	19,000,000	18,995,271
United States Treasury Bill	0.157%	12/02/2010	12/02/2010	25,000,000	24,993,326
United States Treasury Bill	0.142%	01/06/2011	01/06/2011	50,000,000	49,981,139

TOTAL U.S. TREASURY OBLIGATIONS					574,918,537

					Market
					Value
REPURCHASE AGREEMENTS — 34.6%
Agreement with Bank of America Securities, LLC and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Bill, 0.000% due 11/26/10 and a U.S. Treasury Note, 2.375% due 08/31/14 valued at $25,500,012); proceeds $25,000,174	0.250%	10/01/2010	10/01/2010	25,000,000	25,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Bond, 8.500% due 02/15/20 valued at $33,660,076); proceeds $33,000,229	0.250%	10/01/2010	10/01/2010	33,000,000	33,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Bond, 4.375% due 05/15/40 valued at $33,660,031); proceeds $33,000,211	0.230%	10/01/2010	10/01/2010	33,000,000	33,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Bond, 5.500% due 08/15/28 and a U.S. Treasury Note, 1.875% due 04/30/14 valued at $33,660,100); proceeds $33,000,229	0.250%	10/01/2010	10/01/2010	33,000,000	33,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Note, 1.000% due 08/31/11 valued at $33,660,061); proceeds $33,000,211	0.230%	10/01/2010	10/01/2010	33,000,000	33,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Bond, 5.250% due 02/15/29 valued at $33,663,525); proceeds $33,000,229	0.250%	10/01/2010	10/01/2010	33,000,000	33,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Note, 0.750% due 08/15/13 valued at $40,800,052); proceeds $40,000,256	0.230%	10/01/2010	10/01/2010	40,000,000	40,000,000

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
REPURCHASE AGREEMENTS — (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Bond, 4.625% due 02/15/40 and U.S. Treasury Notes, 0.375% - 4.750% due 08/31/11 - 08/31/17 valued at $42,388,804); proceeds $41,556,289	0.250%	10/01/2010	10/01/2010	$41,556,000	$41,556,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Note, 1.000% due 09/30/11 valued at $33,661,317); proceeds $33,000,229	0.250%	10/01/2010	10/01/2010	33,000,000	33,000,000

TOTAL REPURCHASE AGREEMENTS					304,556,000

TOTAL INVESTMENTS(a) (b) † — 100.0%					879,474,537
Liabilities in Excess of Assets — 0.00%					(120,490)

NET ASSETS — 100.0%					$879,354,047

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by Provisions Surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value:

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2010 (Unaudited)

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices	$—	$—

Level 2 – Other Significant Observable Inputs	879,474,537	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$879,474,537	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	November 29, 2010

By:	/s/ Laura F. Healy Laura F. Healy Treasurer (Principal Financial Officer)

Date:	November 29, 2010